Segment information - Summary of Products and Services (Details) - product	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of products individually accounted for 5% or more of revenue in each year	8	10	10
Fabric | Home Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	15.00%	14.00%	14.00%
Ice Cream | Ice Cream
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	13.00%	13.00%	13.00%
Hair Care | Beauty & Wellbeing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	11.00%	11.00%	11.00%
Scratch Cooking Aids | Nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	10.00%	10.00%
Skin Cleansing | Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.00%	11.00%	12.00%
Deodorant | Personal Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	8.00%	7.00%	8.00%
Skin Care | Beauty & Wellbeing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	7.00%	7.00%	7.00%
Dressings | Nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	6.00%	6.00%	6.00%
Home & Hygiene | Home Care
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	4.00%	5.00%	5.00%
Tea | Nutrition
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	3.00%	5.00%	6.00%
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	13.00%	11.00%	8.00%